Lease liability	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lease liability	Lease liability:
The Corporation leases certain assets under lease agreements. The lease liability consists primarily of leases of land and buildings, office equipment and vehicles. The leases have interest rates ranging from 2.45% to 6.85% per annum and expire between May 2022 and June 2032.

	December 31, 2021	December 31, 2020
Property	$3,117	$2,613
Equipment	38	29
Vehicle	83	49
Lease Liability, Current	$3,238	$2,691

Property	$13,647	$15,017
Equipment	105	98
Vehicle	130	67
Lease Liability, Non-current	$13,882	$15,182

Lease Liability	$17,120	$17,873

The Corporation is committed to minimum lease payments as follows:

Maturity Analysis	December 31, 2021
Less than one year	$4,296
Between one and five years	13,194
More than five years	2,866
Total undiscounted lease liabilities	$20,356
19.     Lease liability (cont'd):
IFRS 16 Leases had the following impact for the years ended December 31, 2021 and 2020.

Amounts recognized in profit or loss	December 31, 2021	December 31, 2020
Interest on lease liabilities	$1,225	$1,244
Income from sub-leasing right-of-use assets	1,744	1,557
Expenses relating to short-term leases	168	120

Amounts recognized in the statement of cash flows
Interest paid	$1,225	$1,244
Principal payments of lease liabilities	2,798	2,517
Expenses relating to short-term leases	168	120
Total cash outflow for leases	$4,191	$3,881

Deferred gains were also recorded on closing of the finance lease agreement and are amortized over the lease term. At December 31, 2021, the outstanding deferred gain was $1,318,000 (2020 – $1,734,000).